UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund

Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

November 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 98.4%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 1.8%
Lockheed Martin Corp., 3.55%, 1/15/26	$85	$87,297

		$87,297

Agriculture — 4.1%
Altria Group, Inc., 2.85%, 8/9/22	$100	$100,054
Philip Morris International, Inc., 1.25%, 11/9/17	100	100,023

		$200,077

Auto Manufacturers — 2.1%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$100	$100,912

		$100,912

Banks — 12.8%
Goldman Sachs Group, Inc., 6.15%, 4/1/18	$100	$105,528
HSBC USA, Inc., 2.375%, 11/13/19	100	100,203
JPMorgan Chase & Co., 6.125%, 6/27/17	100	102,604
Macquarie Bank, Ltd., 6.625%, 4/7/21(1)	100	113,052
Royal Bank of Canada, 4.65%, 1/27/26	100	104,813
Santander Issuances SAU, 5.179%, 11/19/25	100	98,704

		$624,904

Commercial Services — 2.1%
Block Financial, LLC, 4.125%, 10/1/20	$100	$102,360

		$102,360

Diversified Financial Services — 6.3%
Discover Financial Services, 3.85%, 11/21/22	$100	$101,325
Janus Capital Group, Inc., 4.875%, 8/1/25	100	103,216
Legg Mason, Inc., 4.75%, 3/15/26	100	103,435

		$307,976

Electric — 8.3%
AES Gener SA, 5.25%, 8/15/21(1)	$100	$103,191
Dominion Resources, Inc., 1.90%, 6/15/18	100	99,959
Exelon Corp., 1.55%, 6/9/17	100	100,028
Georgia Power Co., 1.95%, 12/1/18	100	100,599

		$403,777

Gas — 2.0%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$99,250

		$99,250

Health Care - Products — 2.1%
Medtronic, Inc., 2.50%, 3/15/20	$100	$101,108

		$101,108

Health Care - Services — 4.1%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$100	$101,750
UnitedHealth Group, Inc., 1.40%, 10/15/17	100	100,138

		$201,888

Home Furnishings — 2.1%
Harman International Industries, Inc., 4.15%, 5/15/25	$100	$103,783

		$103,783

Security	Principal Amount (000’s omitted)	Value
Housewares — 2.1%
Newell Brands, Inc., 3.85%, 4/1/23	$100	$102,959

		$102,959

Insurance — 6.2%
Berkshire Hathaway Finance Corp., 2.00%, 8/15/18	$100	$100,909
Chubb INA Holdings, Inc., 3.35%, 5/3/26	100	100,606
XLIT, Ltd., 2.30%, 12/15/18	100	100,741

		$302,256

Iron & Steel — 2.2%
Nucor Corp., 4.125%, 9/15/22	$100	$106,894

		$106,894

Lodging — 2.0%
Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 2/15/23	$100	$97,583

		$97,583

Mining — 4.0%
Glencore Funding, LLC, 4.125%, 5/30/23(1)	$100	$99,014
Southern Copper Corp., 3.875%, 4/23/25	100	97,604

		$196,618

Oil & Gas — 6.2%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$100	$96,445
Encana Corp., 6.50%, 5/15/19	100	107,560
Occidental Petroleum Corp., 3.50%, 6/15/25	100	101,059

		$305,064

Pharmaceuticals — 4.0%
Actavis Funding SCS, 3.00%, 3/12/20	$100	$101,545
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	100	93,891

		$195,436

Pipelines — 2.2%
Regency Energy Partners, L.P./Regency Energy Finance Corp., 5.00%, 10/1/22	$100	$105,848

		$105,848

Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc., 3.50%, 11/15/24	$100	$100,453
Simon Property Group, L.P., 2.20%, 2/1/19	100	100,820

		$201,273

Retail — 6.3%
Best Buy Co., Inc., 5.50%, 3/15/21	$100	$110,294
CVS Health Corp., 2.25%, 8/12/19	100	100,448
Macy’s Retail Holdings, Inc., 3.625%, 6/1/24	100	97,699

		$308,441

Semiconductors — 2.2%
KLA-Tencor Corp., 4.65%, 11/1/24	$100	$105,527

		$105,527

Software — 5.3%
Electronic Arts, Inc., 3.70%, 3/1/21	$100	$103,741
Fidelity National Information Services, Inc., 3.625%, 10/15/20	100	103,256
Microsoft Corp., 3.625%, 12/15/23	50	52,580

		$259,577

Telecommunications — 3.8%
AT&T, Inc., 2.625%, 12/1/22	$100	$95,830
Verizon Communications, Inc., 2.625%, 8/15/26	100	92,288

		$188,118

		Value
Total Corporate Bonds & Notes (identified cost $4,939,898)		$4,808,926

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69% (2)	45,542	$45,551

Total Short-Term Investments (identified cost $45,549)		$45,551

Total Investments — 99.4% (identified cost $4,985,447)		$4,854,477

Other Assets, Less Liabilities — 0.6%		$31,297

Net Assets — 100.0%		$4,885,774

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $417,007 or 8.5% of the Fund’s net assets.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2016 was $495.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	82.5%	$4,030,980
Canada	4.4	212,373
Australia	2.3	113,052
Chile	2.1	103,191
Luxembourg	2.1	101,545
Cayman Islands	2.1	100,741
Spain	2.0	98,704
Ireland	1.9	93,891

Total Investments	99.4%	$4,854,477

Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 27, 2016. The Fund’s investment objective is to seek current income.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at November 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,985,605

Gross unrealized appreciation	$92
Gross unrealized depreciation	(131,220)

Net unrealized depreciation	$(131,128)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$4,808,926	$—	$4,808,926
Short-Term Investments	—	45,551	—	45,551
Total Investments	$—	$4,854,477	$—	$4,854,477

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2017